Subsequent Event	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Event

7. Subsequent Event

(a)

On August 6, 2026, the Registrant’s CEO Conglin Deng transferred all of his beneficial interests in securities of the Registrant to ARC Group International Ltd. (“ARC”) pursuant to a Securities Purchase Agreement dated August 5, 2026. As a result of the transaction, ARC holds approximately 47% of the voting power of the Registrant, and Mr. Deng has 0% voting power. The transaction involved the transfer of existing interests, and no new securities were issued.

The purchase price consisted of $5.0 million in cash and a promissory note for $3.5 million, bearing 12% interest annually and maturing in August 2027 (the “Note”). If the Company completes an acquisition of assets or business operations from a third party within 180 days after the closing, the Company will issue to Mr. Deng ordinary shares having an aggregate value of $5.0 million, determined in accordance with the Purchase Agreement. If the Company does not complete such an acquisition within that period, ARC will pay Mr. Deng $5.0 million in cash.

Effective August 5, 2026, Tao Xu and Chuan Zhan resigned from the Company’s Board of Directors.

Phillip Balatsos and Andrew Hancox were appointed to fill the resulting vacancies.

(b)

On September 14, 2026, Abits Group Inc entered into a Securities Purchase Agreement with one institutional investor, providing for the issuance and sale of a convertible promissory note (the “Note”) in an original principal amount of US$16,470,588.24 for an aggregate purchase price of up to US$14,000,000, reflecting a fifteen percent (15%) original issue discount and thirteen percent (13%) interest fully earned and guaranteed for twelve (12) months. The purchase price is payable in three tranches of US$8,000,000, up to US$2,500,000 and up to US$3,500,000.

On September 14, 2026, pursuant to the Equity Purchase Agreement between the Registrant and investor, the Registrant issued to investor, in payment of the US$7,500,000 commitment fee thereunder, pre-funded warrants to purchase 5,357,143 Ordinary Shares at an exercise price of US$0.00001 per share, subject to the issuance of additional Commitment Shares (or pre-funded warrants in lieu thereof) pursuant to the true-up provisions of the Equity Purchase Agreement. No Put Shares have been issued under the Equity Purchase Agreement as of the date of this registration statement.

The company entered into the Placement Agent Agreement with RBW Capital Partners LLC/Dawson James Securities, Inc. The “Placement Agent” acted as exclusive placement agent on a best efforts basis, with no obligation to purchase securities. Compensation consists of a cash fee of eight percent (8.0%) of aggregate gross proceeds raised in the offering; a cash fee of three percent (3.0%) of aggregate gross proceeds raised under the Equity Purchase Agreement as capital is drawn down, to which the first fee does not apply; and warrants to purchase a number of Ordinary Shares equal to five percent (5.0%) of the aggregate Ordinary Shares, or share equivalents, placed in the offering, with a five-year term and an exercise price of 115% of the offering price.

(c)

On October 6, 2026, the Company terminated the employment of Conglin Deng as Chief Executive Officer without Cause. Mr. Deng automatically ceased serving as a director of the Company and as a member of all committees of the Board.

Effective as of October 6, 2026, Yanyan Sun resigned as a director of the Company and from all committees of the Board on which she served.

Effective as of October 6, 2026, Khuat Leok Choong, Lionel resigned as a director of the Company, as Chair of the Audit Committee, and from all other committees of the Board on which he served.

On October 6, 2026, the Board appointed Stephen Faucetta as Chief Executive Officer, Chairman of the Board and a director, and appointed Glenn Josephs and Mohsen (Michael) Khorassani as independent directors, in each case effective as of October 6, 2026. The appointments of Mr. Josephs and Mr. Khorassani filled the vacancies created by the resignations of Khuat Leok Choong Lionel and Yanyan Sun, respectively.